Reinsurance - Narrative (FY) (Details) - USD ($)			3 Months Ended			12 Months Ended			36 Months Ended		48 Months Ended
	Nov. 01, 2022	Jan. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2019
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses			$ 9,023,000			$ 6,653,000	$ 1,347,000		$ 6,653,000	$ 1,347,000	$ 6,653,000
Stated net reserves retained			84,261,000	$ 100,333,000		82,888,000	98,741,000	$ 87,052,000	82,888,000	98,741,000	82,888,000		$ 84,667,000
Losses and loss adjustment expenses, net			13,713,000	18,018,000		81,440,000	69,861,000	56,228,000
Reinsurance recoverables on unpaid losses			61,101,000	40,605,000		82,651,000	40,344,000	24,218,000	82,651,000	40,344,000	82,651,000		$ 22,579,000
Prior period			1,213,000	5,521,000		24,284,000	19,432,000	15,594,000
Prepaid reinsurance premiums			21,929,000			16,399,000	8,301,000		16,399,000	8,301,000	16,399,000
Assumed premiums written			11,873,000	8,168,000		42,187,000	34,294,000	28,905,000
Ceded premium written			17,872,000	14,943,000		46,787,000	30,666,000	18,395,000
Ceded premiums earned			12,342,000	8,809,000		38,690,000	24,248,000	17,511,000
Winter Storm Uri
Effects Of Reinsurance [Line Items]
Losses and loss adjustment expenses, net					$ 2,000,000
Ceded premium written							340,000
Ceded premiums earned							340,000
Hurricane
Effects Of Reinsurance [Line Items]
Ceded premium written						1,600,000	86,000	195,000
Ceded premiums earned						1,600,000	86,000	195,000
Accident Year 2019
Effects Of Reinsurance [Line Items]
Prior period				$ 1,300,000		9,600,000
Loss Portfolio Transfer ("LPT") Reinsurance Agreement
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses			3,000,000			3,800,000			3,800,000		3,800,000
Reinsurance recoverables on unpaid losses			22,000,000			25,900,000			25,900,000		25,900,000
Minimum | Loss Portfolio Transfer ("LPT") Reinsurance Agreement
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses	$ 46,300,000
100% Cede of Commercial Liability Risks In Excess of $400,000
Effects Of Reinsurance [Line Items]
Amount retained (excess of)			400,000			340,000	400,000	400,000
Ceded Commercial Property Risks In Excess of $200,000
Effects Of Reinsurance [Line Items]
Amount retained (excess of)			400,000			300,000
Ceded Commercial Property Risks In Excess of $400,000
Effects Of Reinsurance [Line Items]
Amount retained (excess of)						300,000	200,000
40% Cede of Commercial Liability Risks In Excess of $400,000
Effects Of Reinsurance [Line Items]
Amount retained (excess of)								$ 400,000
Reinsurance retention policy, reinsured percentage								40.00%
60% Cede of Commercial Liability Risks In Excess of $300,000
Effects Of Reinsurance [Line Items]
Amount retained (excess of)								$ 300,000
Reinsurance retention policy, reinsured percentage								60.00%
Ceded Homeowners Specific Risks In Excess of $300,000
Effects Of Reinsurance [Line Items]
Amount retained (excess of)			300,000			300,000	$ 300,000	$ 300,000
Property Risk | Property, Liability and Casualty Insurance Product Line
Effects Of Reinsurance [Line Items]
Amount retained (excess of)						300,000
Amount reinsured						7,700,000
Liability Risk
Effects Of Reinsurance [Line Items]
Percentage of ceding commission		40.00%					40.00%
Workers Compensation and Casualty Clash
Effects Of Reinsurance [Line Items]
Amount retained (excess of)						1,000,000				1,000,000
Amount reinsured						29,000,000				19,000,000
Casualty Clash
Effects Of Reinsurance [Line Items]
Amount retained (excess of)							$ 20,000,000
Reinsurance retention policy, reinsured percentage							87.00%
Amount reinsured							$ 10,000,000
Commercial Auto Physical Damage Risk
Effects Of Reinsurance [Line Items]
Amount retained (excess of)						400,000
Liability Reinsurance Policy
Effects Of Reinsurance [Line Items]
Amount retained (excess of)											400,000
Amount reinsured											$ 600,000
Property Reinsurance Policy | Homeowners Lines
Effects Of Reinsurance [Line Items]
Amount reinsured									1,700,000
Property Reinsurance Policy | Commercial Lines
Effects Of Reinsurance [Line Items]
Amount retained (excess of)							200,000	300,000
Amount reinsured							7,800,000	7,700,000
Property Reinsurance Policy | Property, Liability and Casualty Insurance Product Line
Effects Of Reinsurance [Line Items]
Amount retained (excess of)						2,000,000	2,000,000	2,000,000
Insured property value						$ 28,000,000	$ 28,000,000	$ 28,000,000
Termination date						Jun. 01, 2023	Jun. 01, 2022	Jun. 01, 2021
Property Reinsurance Policy | Maximum | Homeowners Lines
Effects Of Reinsurance [Line Items]
Amount retained (excess of)									$ 300,000
Multiple Line Reinsurance Policy | Commercial Lines
Effects Of Reinsurance [Line Items]
Amount retained (excess of)										400,000
Amount reinsured										$ 600,000
Quota Share Reinsurance Agreement | Minimum | Commercial Lines
Effects Of Reinsurance [Line Items]
Reinsurance retention policy, reinsured percentage							90.00%
Quota Share Reinsurance Agreement | Maximum | Commercial Lines
Effects Of Reinsurance [Line Items]
Reinsurance retention policy, reinsured percentage							100.00%
Quota Share Reinsurance Agreement, Other Arrangements | Maximum | Other insurance product line
Effects Of Reinsurance [Line Items]
Reinsurance retention policy, reinsured percentage						100.00%
Insurance Fronting Arrangement
Effects Of Reinsurance [Line Items]
Assumed premiums written						$ 42,200,000	$ 34,300,000	$ 28,900,000
Fleming Reinsurance Ltd | Loss Portfolio Transfer ("LPT") Reinsurance Agreement
Effects Of Reinsurance [Line Items]
Stated net reserves retained												$ 40,800,000
Losses and loss adjustment expenses, net	5,500,000
One-time risk fee retained												5,400,000
Amount reinsured	40,800,000
Fleming Reinsurance Ltd | Loss Portfolio Transfer ("LPT") Reinsurance Agreement | Accident Year 2019
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses												66,300,000
Stated net reserves retained												$ 40,800,000
Prior period	20,000,000
Fleming Reinsurance Ltd | Minimum | Loss Portfolio Transfer ("LPT") Reinsurance Agreement
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses	46,300,000
Fleming Reinsurance Ltd | Maximum | Loss Portfolio Transfer ("LPT") Reinsurance Agreement
Effects Of Reinsurance [Line Items]
Reinsurance recoverables on paid losses	$ 66,300,000
Corridor | Agreement between CIC and WPIC and Fleming Re
Effects Of Reinsurance [Line Items]
Losses and loss adjustment expenses, net			5,500,000			5,500,000
Layer | Minimum | Agreement between CIC and WPIC and Fleming Re
Effects Of Reinsurance [Line Items]
Losses and loss adjustment expenses, net			2,400,000			644,000
Layer | Maximum | Agreement between CIC and WPIC and Fleming Re
Effects Of Reinsurance [Line Items]
Losses and loss adjustment expenses, net			$ 20,000,000			$ 20,000,000